N-4	Mar. 02, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Mar. 02, 2026
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated May 29, 2025 contained an incorrect class reference for the NVIT Fidelity Institutional AM® Emerging Markets Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination All American Gold (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Destination Navigator (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated May 29, 2025 contained an incorrect class reference for the NVIT Fidelity Institutional AM® Emerging Markets Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Navigator (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Destination Future
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated May 29, 2025 contained an incorrect class reference for the NVIT Fidelity Institutional AM® Emerging Markets Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Future | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Destination B (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated May 29, 2025 contained an incorrect class reference for the NVIT Fidelity Institutional AM® Emerging Markets Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination B (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	1.30%